Subsequent Events - Additional Information (Details) - $ / shares	1 Months Ended		9 Months Ended
	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2018
Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted			2,506,250
Contractual term			10 years
Vesting period			5 years
Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage			20.00%
Two Thousand Seventeen Equity Incentive Plan | Minimum | Management and Employees
Subsequent Event [Line Items]
Exercise price of options			$ 18.92
Two Thousand Seventeen Equity Incentive Plan | Maximum | Management and Employees
Subsequent Event [Line Items]
Exercise price of options			$ 24.58
Subsequent Event | Certain Management | Restricted Shares
Subsequent Event [Line Items]
Shares granted		6,000
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted	71,192	71,192
Contractual term	10 years	10 years
Vesting period	5 years	5 years
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage	20.00%	20.00%
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Minimum | Management and Employees
Subsequent Event [Line Items]
Exercise price of options	$ 33.43	$ 33.43
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Maximum | Management and Employees
Subsequent Event [Line Items]
Exercise price of options	$ 41.59	$ 41.59